SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
	Aug. 26, 2026 USD ($) $ / shares	Aug. 26, 2026 USD ($) vessel	Dec. 31, 2025 vessel
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels acquired			1
Dividend distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed (in USD per share) | $ / shares	$ 2.40
Dividends proposed | $	$ 245.7
Percentage of profit distributed as dividends	73.00%
Vessel acquisition agreement
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels acquired		6
Number of additional vessels		2
Financed vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels financed		10
Proceeds from non-current borrowings | $		$ 217.0